Fair Value Measurements - Schedule of Valuation of Subscription Shares (Details)	Mar. 31, 2026	Dec. 31, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 06, 2024
Market Price [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	9.02	9.02	10	1	11.92
Discount for Lack of Marketability [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	8	0.09	0.09	0.07	0.08
Discount for Probability of Liquidation [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	50	0.50	0.50	0.50	0.50
Discount for Expected Forfeiture [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	10	0.10	0.10	0.20	0.20